Business Segments (Details Narrative) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) a Segments integer	Dec. 31, 2018 USD ($)	May 21, 2018 USD ($) integer
Reportable business segments | Segments	4
Discontinued Operations, Disposed of by Sale [Member]
Warehouse properties			40
Land parcels			3
Sales price | $	$ 11,700	$ 347,200
Excluded
Warehouse properties			1
Property value | $			$ 11,700
Brooksville Quarry, LLC
Mining royalty lands acres | a	4,280
Mining royalty lands
Mining royalty lands acres | a	15,000
Asset Management
Warehouse properties	2
Industrial acquisition	1